Leases - Summary of Components of Lease Cost and Other Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 3,231	$ 823	$ 9,345	$ 1,189	$ 3,667
Variable lease cost	306	121	908	383	112
Short-term lease cost		39	21	72	619
Lease, Cost	$ 3,537	$ 983	$ 10,274	$ 1,644	$ 4,398